THE HENLOPEN FUND

                            (THE HENLOPEN FUND LOGO)

                                QUARTERLY REPORT
                               SEPTEMBER 30, 1999

To My Fellow Shareholders:

During the quarter, investors' concerns were focused primarily on interest rates and equity valuation levels. These crosscurrents were evident in the generally poor results in the healthcare, financial and consumer sectors, while communications and semiconductor related issues continued to perform well. The debate regarding the above issues shows no sign of abating as of this writing, and it is our intention to pursue our bottom-up investment approach to uncover attractive investment opportunities.

For the quarter ending 9/30/99, The Henlopen Fund declined 1.6%. By contrast, the S&P 500 declined 6.2% and the Lipper Growth Fund Index declined 5.2%. Annualized returns for the Fund for 1, 3, and 5 years are +43.2%, +17.7% and +21.7%, respectively. Since the inception of the Fund on 12/2/92, the annualized return has been +19.8%.

In the communications sector, several Fund holdings have performed strongly of late. FVC.COM is poised to become a key supplier of video networking equipment to carriers such as Sprint and Bell Atlantic, which are moving quickly to develop broadband access services. While small compared with other networking equipment companies such as Cisco, FVC has carved out an attractive niche in video networking and is currently growing revenues at 50% per year. Also in the communications area, Metro One Telecommunications provides enhanced directory assistance services to wireless and wireline carriers. By the end of the year 2000, Metro One will operate over 30 call centers around the country to assist carriers in servicing and exploding wireless customer base.

As one of our principal semiconductor holdings, Conexant Systems is the largest pure-play manufacturer of chips for the communications industry. Recently spun out from Rockwell International, Conexant's products are used in modems, fax machines, networking equipment and wireless phones. Strong revenue growth in network access and wireless communications is driving sharp margin and earnings increases.

In closing, we are pleased to announce that John A. Krol has joined the Board of Trustees of The Henlopen Fund. Jack is retired chairman and chief executive officer of the DuPont Co. and is a current member of the boards of directors of the Mead Corp., J. P. Morgan & Co., Armstrong World Industries, Inc. and Milliken & Co. He also serves as a member of the Boards of Trustees of Tufts University and the University of Delaware.

Sincerely yours,

/s/Michael L. Hershey

Michael L. Hershey
President

                       MANAGED BY LANDIS ASSOCIATES, INC.

                               THE HENLOPEN FUND

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN The Henlopen Fund, S&P 500 Index and Lipper Growth Fund Index

                  The Henlopen Fund   S&P 500 Index    Lipper Growth Fund Index
                  -----------------   -------------    ------------------------
12/2/92                $10,000             $10,000             $10,000
12/31/92               $10,010             $10,162             $10,204
3/31/93                $10,821             $10,604             $10,507
6/30/93                $11,562             $10,654             $10,661
9/30/93                $12,450             $10,926             $11,173
12/31/93               $12,999             $11,179             $11,426
3/31/94                $12,760             $10,758             $11,084
6/30/94                $12,126             $10,804             $10,841
9/30/94                $12,853             $11,332             $11,373
12/31/94               $12,644             $11,330             $11,246
3/31/95                $13,583             $12,430             $12,059
6/30/95                $15,494             $13,613             $13,349
9/30/95                $17,819             $14,692             $14,563
12/31/95               $17,453             $15,574             $14,918
3/31/96                $19,233             $16,409             $15,591
6/30/96                $21,442             $17,144             $16,107
9/30/96                $21,024             $17,670             $16,566
12/31/96               $21,182             $19,141             $17,527
3/31/97                $20,072             $19,658             $17,468
6/30/97                $22,519             $23,083             $20,228
9/30/97                $28,095             $24,811             $22,301
12/31/97               $25,971             $25,524             $22,450
3/31/98                $31,183             $29,084             $25,229
6/30/98                $29,902             $30,041             $25,946
9/30/98                $23,918             $27,058             $22,985
12/31/98               $30,323             $32,818             $28,216
3/31/99                $30,744             $34,456             $29,647
6/30/99                $34,816             $36,885             $31,571
9/30/99*<F1>           $34,260             $34,582             $29,936

*<F1> Ending value represents annualized increases of 19.8%, 19.9% and 17.4%, respectively.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                               THE HENLOPEN FUND

                            STATEMENT OF NET ASSETS
                         September 30, 1999 (Unaudited)

   SHARES OR                                                     QUOTED
PRINCIPAL AMOUNT                                           MARKET VALUE (B)<F3>
----------------                                           --------------------
COMMON STOCKS -- 97.9% (A)<F2>

               BASIC RESOURCES -- 4.6%
     20,000    Barrick Gold Corp.                              $   435,000
     30,000    De Beers Cons Mines - ADR                           810,000
    100,000    Meridian Gold Inc.                                  681,250
     61,250    Placer Dome Inc.                                    911,094
     80,000    Royal Gold, Inc.                                    400,000
                                                               -----------
                                                                 3,237,344

               BUSINESS SERVICES -- 1.7%
     85,000    TeleSpectrum Worldwide Inc.                         504,687
     21,000    USWeb Corp.                                         720,563
                                                               -----------
                                                                 1,225,250

               COMMUNICATIONS -- 23.7%
     12,000    AT&T Corp.                                          522,000
     22,000    C-COR.NET Corp.                                     668,250
     12,000    Cisco Systems Inc.                                  822,750
     16,000    Comcast Corp. Special Cl A NV                       638,000
     17,000    Cox Communications, Inc.                            709,750
    100,000    FVC.COM, Inc.                                     1,406,250
     12,000    Lucent Technologies Inc.                            778,500
     50,000    Metro One
                 Telecommunications, Inc.                          959,375
     35,000    Newbridge Networks Corp.                            912,188
     10,000    Nextel Communications, Inc.                         678,125
      8,500    Nokia Corp. "A" ADR                                 763,406
     20,000    Nortel Networks Corp.                             1,020,000
     50,000    Ortel Corp.                                         775,000
     70,000    PairGain Technologies, Inc.                         892,500
     40,000    Polycom, Inc.                                     1,906,248
      6,000    QUALCOMM Inc.                                     1,135,125
     50,000    Tekelec                                             690,625
     25,000    Time Warner Telecom Inc.                            521,875
     28,000    Tollgrade Communications Inc.                       752,500
                                                               -----------
                                                                16,552,467

               COMPUTER PERIPHERALS -- 2.7%
     60,000    Ciprico Inc.                                        667,500
     20,000    Information Resources
                 Engineering, Inc.                                 418,750
     35,000    Interphase Corp.                                    818,125
                                                               -----------
                                                                 1,904,375

               COMPUTER SYSTEMS -- 2.1%
    100,000    Concurrent Computer Corp.                           681,250
     20,000    RadiSys Corp.                                       785,000
                                                               -----------
                                                                 1,466,250

               CONSUMER DURABLES -- 0.7%
     60,000    Lazare Kaplan International Inc.                    483,750

               DISTRIBUTION -- 2.0%
     45,000    American Aircarriers
                 Support, Inc.                                     393,750
     42,500    D & K Healthcare
                 Resources, Inc.                                   993,437
                                                               -----------
                                                                 1,387,187

               ELECTRONICS/EQUIPMENT MANUFACTURING -- 0.6%
     10,000    Unisys Corp.                                        451,250

               ENERGY/SERVICES -- 6.0%
     50,000    AstroPower, Inc.                                    600,000
     20,000    Barrett Resources Corp.                             738,750
     30,000    Nabors Industries, Inc.                             750,000
     30,000    Penn Virginia Corp.                                 622,500
     46,000    Plains Resources Inc.                               822,250
     10,000    Vastar Resources, Inc.                              625,625
                                                               -----------
                                                                 4,159,125

               FINANCIAL SERVICES -- 4.9%
     12,500    Markel Corp.                                      2,275,781
     85,000    Philadelphia Consolidated
                 Holding Corp.                                   1,147,500
                                                               -----------
                                                                 3,423,281

               FOOD & BEVERAGES -- 0.5%
     50,000    WLR Foods, Inc.                                     343,750

               HEALTHCARE PRODUCTS -- 6.2%
    120,000    Endosonics Corp.                                  1,020,000
     90,000    Gene Logic Inc.                                     568,125
    110,000    IGEN International, Inc.                          2,743,125
                                                               -----------
                                                                 4,331,250

               HEALTHCARE SERVICES -- 0.7%
     30,000    Cerner Corp.                                        457,500

               INTERNET/SOFTWARE/SERVICES -- 2.1%
      9,000    CMGI Inc.                                           922,500
     40,000    Open Market, Inc.                                   525,000
                                                               -----------
                                                                 1,447,500

               LEISURE/ENTERTAINMENT -- 3.0%
     40,000    Action Performance
                 Companies, Inc.                                   842,500
     50,000    Steiner Leisure Ltd.                              1,250,000
                                                               -----------
                                                                 2,092,500

               MISCELLANEOUS MANUFACTURING -- 4.9%
     43,000    P. H. Glatfelter Co.                                706,812
     22,000    Koala Corp.                                         676,500
     60,000    Quixote Corp.                                       900,000
     20,000    TJ International, Inc.                              502,500
     30,000    Tredegar Corp.                                      641,250
                                                               -----------
                                                                 3,427,062

               RETAILING -- 8.5%
     10,000    Cheap Tickets, Inc.                                 323,750
     57,000    David's Bridal, Inc.                                423,937
     28,000    Electronic Boutique
                 Holdings Corp.                                    721,000
     15,000    Friedman's Inc.                                     132,187
     72,500    Hastings Entertainment Inc.                         625,313
     12,000    Lowe's Companies, Inc.                              585,000
     12,000    Tiffany & Co.                                       719,250
     50,000    Whitehall Jewellers, Inc.                         1,437,500
     25,000    Zale Corp.                                          957,813
                                                               -----------
                                                                 5,925,750

               SEMICONDUCTORS/RELATED -- 13.7%
     20,000    Altera Corp.                                        867,500
     13,000    Applied Materials, Inc.                           1,009,937
     38,000    Applied Science and
                 Technology, Inc.                                  783,750
     31,000    ATMI Inc.                                         1,156,688
     20,000    Conexant Systems, Inc.                            1,453,124
     30,000    DSP Communications, Inc.                            570,000
     10,000    KLA-Tencor Corp.                                    650,000
     15,000    National Semiconductor Corp.                        457,500
     10,000    Novellus Systems, Inc.                              674,375
     65,000    Symmetricom, Inc.                                   487,500
     18,000    Teradyne, Inc.                                      634,500
     10,000    Texas Instruments Inc.                              822,500
                                                               -----------
                                                                 9,567,374

               SOFTWARE & RELATED SERVICES -- 4.8%
     74,000    ANSYS, Inc.                                         730,750
     65,000    Level 8 Systems, Inc.                               820,625
     25,000    Novell, Inc.                                        517,188
     50,000    Parametric Technology Corp.                         675,000
     50,000    Systems & Computer
                 Technology Corp.                                  628,125
                                                               -----------
                                                                 3,371,688

               TRANSPORTATION -- 1.6%
    110,000    RailAmerica, Inc.                                 1,086,250
               Miscellaneous -- 2.9%
    100,000    Troy Group, Inc.                                    756,250
      7,000    Tyco International Ltd.                             722,750
     70,000    U.S. Concrete, Inc.                                 568,750
                                                               -----------
                                                                 2,047,750
                                                               -----------
                     Total common stocks                        68,388,653

SHORT-TERM INVESTMENTS -- 1.7% (A)<F2>
               VARIABLE RATE DEMAND NOTE
 $1,154,588    Firstar Bank U.S.A., N.A.                         1,154,588
                                                               -----------
                     Total investments                          69,543,241

               Cash and receivables, less
                 liabilities 0.4% (A)<F2>                          276,910
                                                               -----------
                     NET ASSETS                                $69,820,151
                                                               -----------
                                                               -----------
               Net Asset Value Per Share
                 (No par value, unlimited shares
                 authorized), offering and redemption
                 price ($69,820,151 / 3,821,489
                 shares outstanding)                                $18.27
                                                                    ------
                                                                    ------

(a)<F2> Percentages for the various classifications relate to net assets.

(b)<F3> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments are valued at cost which approximates quoted market value.

                               BOARD OF TRUSTEES

           ROBERT J. FAHEY, JR.                             JOHN A. KROL
Director of Real Estate Investment Banking             Chairman/CEO (Retired)
 Cushman &Wakefield of Pennsylvania, Inc.              E.I. DuPont de Nemours
        Philadelphia, Pennsylvania                      Wilmington, Delaware

                               MICHAEL L. HERSHEY
                       Chairman, Landis Associates, Inc.
                          Kennett Square, Pennsylvania

         STEPHEN L. HERSHEY, M.D.
                President,                            P. COLEMAN TOWNSEND, JR.
First State Orthopaedic Consultants, P.A.            Chairman, Townsends, Inc.
             Newark, Delaware                           Wilmington, Delaware

                Custodian                                Investment Adviser
        FIRSTAR BANK MILWAUKEE, NA                    LANDIS ASSOCIATES, INC.

            Transfer Agent and                        Independent Accountants
        Dividend Disbursing Agent                    PRICEWATERHOUSECOOPERS LLP
           FIRSTAR MUTUAL FUND
              SERVICES, LLC                                Legal Counsel
                                                          FOLEY & LARDNER

                               THE HENLOPEN FUND
                        LONGWOOD CORPORATE CENTER SOUTH
                                   SUITE 213
                               415 MCFARLAN ROAD
                       KENNETT SQUARE, PENNSYLVANIA 19348
                                 (610-925-0400)

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of The Henlopen Fund unless accompanied or preceded by the Fund's current prospectus.